Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in transaction price	$ 11	$ 0
Performance obligations satisfied	1	$ 2
Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	31
Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	2,500
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	336
Hydro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	46
Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	9
Second to fifth years inclusive | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	285
Minimum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	85
Minimum | 2024 | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	5
Minimum | Annually thereafter | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	40
Maximum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	145
Maximum | 2024 | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	10
Maximum | Annually thereafter | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 45